Document And Entity Information	May 19, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 19, 2023
Entity Registrant Name	Yellow Corporation
Entity Central Index Key	0000716006
Entity Emerging Growth Company	false
Securities Act File Number	0-12255
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	48-0948788
Entity Address, Address Line One	501 Commerce Street, Suite 1120
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	(913)
Local Phone Number	696-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	YELL
Security Exchange Name	NASDAQ
Amendment Description	This filing amends Item 5.02 of the Current Report on Form 8-K, previously filed April 25, 2023 (the “Original 8-K”) to disclose that the Board of Directors (the “Board”) of Yellow Corporation (the “Company”) has completed its independence determination with regard to David H. Webber and to disclose the committees to which he has been named. Other than these amendments to Item 5.02 of the Original 8-K, no other changes are being made to the Original 8-K.